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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


               Report for the Quarter Ended September 30, 2001.

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     July 2, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           25

Form 13F Information Table Value Total:           $324,242


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                                        FORM 13F INFORMATION TABLE

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

                         TITLE                                                                              VOTING AUTHORITY
                          OF                    VALUE     SHARES/     SH/   PUT/   INVSTMT     OTHER   ---------------------------
NAME OF ISSUER           CLASS      CUSIP     (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----    ---------   --------   ----------   ---   ----   --------  --------- ----------  -------  ------
AKAMAI TECHNOLOGIES INC  SB NT    00971TAC5        368    1,000,000   PRN            SOLE               1,000,000
                         CV
                         5.5%07
ALEXION PHARMACEUTICALS  NOTE     015351AB5     18,041   29,575,000   PRN            SOLE              29,575,000
 INC                     5.75%
                         3/1
AMERITRADE HLDG CORP     SUB NO   03072HAB5      4,033    5,450,000   PRN            SOLE               5,450,000
                         CV5.75%
                         04
ARDEN RLTY INC           COM      039793104     14,649      572,900   SH             SOLE                 572,900
AT & T CDA INC           DEPS     00207Q902     12,619      435,000   SH    CALL     SOLE                 435,000
                         RCPT
                         CL B
AT HOME CORP             SUB NT   045919AF4      6,239   56,720,000   PRN            SOLE              56,720,000
                         CV
                         4.75%06
AT HOME CORP             COM      045919107        649    4,325,000   SH             SOLE               4,325,000
                         SER A
EXODUS COMMUNICATIONS    COM      302088109        764    4,493,700   SH             SOLE               4,493,700
 INC
EXODUS COMMUNICATIONS    COM      302088109          2       10,000   SH    PUT      SOLE                  10,000
 INC
IBASIS INC               SB NT    450732AA0      2,119   12,465,000   PRN            SOLE              12,465,000
                         CV
                         5.75%05
IBASIS INC               COM      450732102        336      800,700   SH             SOLE                 800,700
INTERLIANT INC           SUB NT   458742AB9        568    7,100,000   PRN            SOLE               7,100,000
                         CV 7%05
INTERLIANT INC           SB NT    458742AA1      4,086   51,080,000   PRN            SOLE              51,080,000
                         CV 5.5%
                         04
INTERNET CAP GROUP INC   COM      46059C106         40     100,0000   SH             SOLE                 100,000
INTERNET CAP GROUP INC   SUB NT   46059CAA4     17,304   72,859,000   PRN            SOLE              72,859,000
                         CV
                         5.5%04
METROMEDIA FIBER         CL A     591689104      2,494    7,334,600   SH             SOLE               7,334,600
 NETWORK INC
NETWORK PLUS CORP        DP       64122D605        250       50,000   SH             SOLE                  50,000
                         1/10A
                         CV7.5
NETWORK PLUS CORP        COM      64122D506         18       18,049   SH             SOLE                  18,049
ORCKIT COMMUNICATIONS    COM      M7531S107        106       70,851   SH             SOLE                  70,851
 LTD
RITE AID CORP            COM      767754104    198,559   25,720,138   SH             SOLE              25,720,138
RITE AID CORP            COM      767754104     27,792    3,600,000   SH    PUT      SOLE               3,600,000
UNITEDGLOBALCOM          PFD CV   913247201        693      213,250   PRN            SOLE                 213,250
                         1/20
                         DSR
UNITEDGLOBALCOM          CL A     913247508      6,595    2,842,489   SH             SOLE               2,842,489
XO COMMUNICATIONS INC    CL A     983764101        285      695,000   SH             SOLE                 695,000
XO COMMUNICATIONS INC    SB NT    983764AA9      5,633   53,650,000   PRN            SOLE              53,650,000
                         CV 144A
                         09
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